2. COMMITMENTS (Details) - USD ($)	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
2018		$ 10,250
2018	$ 7,688
2019	10,250	10,250
2020	10,250	10,250
2021	5,126	5,126
Total minimum payments	33,314	35,876
Less: amount representing interest	3,405	3,921
Present value of minimum lease payments	29,909	31,955
Less: current portion	8,531	8,391	$ 7,857
Capital lease payments, noncurrent	$ 21,378	$ 23,564	$ 31,955